Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2022
Loans
Loans
end of	2022	2021
Loans (CHF million)
Mortgages	107,484	110,533
Loans collateralized by securities	37,639	51,253
Consumer finance	5,701	5,075
Consumer	150,824	166,861
Real estate	25,463	28,529
Commercial and industrial loans	62,057	69,129
Financial institutions	24,700	25,222
Governments and public institutions	2,555	3,323
Corporate & institutional	114,775	126,203
Gross loans	265,599	293,064
of which held at amortized cost	258,241	282,821
of which held at fair value	7,358	10,243
Net (unearned income)/deferred expenses	(71)	(81)
Allowance for credit losses	(1,363)	(1,297)
Net loans	264,165	291,686
Gross loans by location
Switzerland	163,800	167,957
Foreign	101,799	125,107
Gross loans	265,599	293,064
Impaired loans
Non-performing loans	1,614	1,666
Non-interest-earning loans	349	298
Non-accrual loans	1,963	1,964
Restructured loans	484	367
Potential problem loans	977	436
Other impaired loans	1,461	803
Gross impaired loans [1]	3,424	2,767
1
As of December 31, 2022 and 2021, CHF 130 million and CHF 130 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Bank
Loans
Loans
end of	2022	2021
Loans (CHF million)
Mortgages	107,484	110,533
Loans collateralized by securities	37,639	51,253
Consumer finance	5,701	5,075
Consumer	150,824	166,861
Real estate	25,463	28,529
Commercial and industrial loans	62,740	69,756
Financial institutions	27,955	33,266
Governments and public institutions	2,555	3,323
Corporate & institutional	118,713	134,874
Gross loans	269,537	301,735
of which held at amortized cost	262,179	291,492
of which held at fair value	7,358	10,243
Net (unearned income)/deferred expenses	(71)	(81)
Allowance for credit losses	(1,362)	(1,296)
Net loans	268,104	300,358
Gross loans by location
Switzerland	166,982	175,903
Foreign	102,555	125,832
Gross loans	269,537	301,735
Impaired loans
Non-performing loans	1,614	1,666
Non-interest-earning loans	338	286
Non-accrual loans	1,952	1,952
Restructured loans	484	367
Potential problem loans	977	436
Other impaired loans	1,461	803
Gross impaired loans [1]	3,413	2,755
1
As of December 31, 2022 and 2021, CHF 130 million and CHF 130 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.